Amounts Due to Related Party (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2021
Amounts Due to Related Party (Details) [Line Items]
Amount due to related party		$ 0
Xuezhu Wang [Member]
Amounts Due to Related Party (Details) [Line Items]
Due to related parties	$ 844,716